As filed with the Securities and Exchange Commission on January 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-6872

Date of fiscal year end:  February 28, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at November 30, 2017 (Unaudited)

Shares	COMMON STOCKS: 88.67%	Value
	Administrative Support and Services: 2.95%
10,110	PayPal Holdings, Inc.*	$765,630

	Air Transportation: 4.55%
19,450	Southwest Airlines Co.	1,180,032

	Apparel Manufacturing: 2.34%
8,330	VF Corp.	607,757

	Broadcasting (except Internet): 3.88%
4,670	CBS Corp. - Class B	261,800
19,860	Comcast Corp. - Class A	745,544
		1,007,344

	Chemical Manifacturing: 3.92%
26,500	Versum Materials, Inc.	1,017,600

	Computer and Electronic Product Manufacturing: 8.61%
4,545	Apple, Inc.	781,058
2,390	IPG Photonics Corp.*	547,262
13,680	QUALCOMM, Inc.	907,531
		2,235,851

	Couriers and Messengers: 3.02%
3,385	FedEx Corp.	783,492

	Credit Intermediation and Related Activities: 1.28%
2,370	PNC Financial Services Group, Inc.	333,127

	Electrical Equipment, Appliance, and Component: 1.91%
2,940	Whirlpool Corp.	495,596

	General Merchandise Stores: 1.08%
4,670	Target Corp.	279,733

	Insurance Carriers and Related Activities: 4.41%
5,930	Berkshire Hathaway, Inc. - Class B*	1,144,549

	Machinery Manufacturing: 4.12%
8,665	Applied Materials, Inc.	457,252
3,180	Lam Research Corp.	611,609
		1,068,861

	Merchant Wholesalers, Durable Goods: 1.82%
13,120	Gentherm, Inc.*	472,320

	Mining (except Oil and Gas): 1.92%
13,500	Newmont Mining Corp.	499,365

	Nonstore Retailers: 2.26%
16,900	eBay, Inc.*	585,923

	Other Information Services: 3.77%
22,000	Yelp, Inc.*	980,100

	Paper Manufacturing: 3.26%
31,200	Graphic Packaging Holding Co.	477,672
41,120	Kimberly-Clark de Mexico SAB de CV - ADR	367,613
		845,285

	Publishing Industries (except Internet): 6.20%
10,610	Citrix Systems, Inc.*	929,754
8,070	Microsoft Corp.	679,252
		1,609,006

	Real Estate: 3.39%
20,266	CBRE Group, Inc. - Class A*	878,734

	Rental and Leasing Services: 2.11%
10,520	AerCap Holdings NV*#	546,725

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities: 2.20%
13,360	Oaktree Capital Group, LLC - Class A*	572,476

	Support Activities for Agriculture and Forestry: 2.75%
51,390	Fibria Celulose SA - ADR	713,807

	Support Activities for Mining: 5.21%
8,910	ConocoPhillips	453,341
5,230	Schlumberger Ltd.#	328,706
25,130	YPF SA - ADR	570,200
		1,352,247

	Telecommunications: 1.86%
27,200	Deutsche Telekom AG - ADR	484,160

	Transportation Equipment Manufacturing: 9.85%
24,500	BAE Systems PLC - ADR	740,880
36,700	Embraer SA - ADR	702,438
9,570	Magna International, Inc.#	535,920
3,860	WABCO Holdings, Inc.*	576,877
		2,556,115
	TOTAL COMMON STOCKS (Cost $16,797,025)	23,015,835

	REITS: 5.84%
	Real Estate: 5.84%
3,880	American Tower Corp.	558,448
1,650	Boston Properties, Inc.	206,877
13,500	QTS Realty Trust, Inc. - Class A	751,410
		1,516,735
	TOTAL REITS (Cost $1,230,308)	1,516,735

	SHORT-TERM INVESTMENTS: 0.65%
168,042	Fidelity Investments Money Market Government Portfolio - Class I, 0.97%†	168,042
	TOTAL SHORT-TERM INVESTMENTS (Cost $168,042)	168,042

	Total Investments in Securities (Cost $18,195,375): 95.16%	24,700,612
	Other Assets in Excess of Liabilities: 4.84%	1,256,716
	Net Assets: 100.00%	$25,957,328

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of November 30, 2017.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$765,630	$-	$-	$765,630
Agriculture, Forestry, Fishing, and Hunting	713,807	-	-	713,807
Finance and Insurance	2,050,152	-	-	2,050,152
Information	4,080,610	-	-	4,080,610
Manufacturing	8,827,065	-	-	8,827,065
Mining	1,851,612	-	-	1,851,612
Professional, Scientific, and Technical Services	585,923	-	-	585,923
Real Estate, Rental, and Leasing	1,425,459	-	-	1,425,459
Retail Trade	279,733	-	-	279,733
Transportation and Warehousing	1,963,524	-	-	1,963,524
Wholesale Trade	472,320	-	-	472,320
Total Common Stocks	23,015,835	-	-	23,015,835
REITS	1,516,735	-	-	1,516,735
Short-Term Investments	168,042	-	-	168,042
Total Investments in Securities	$24,700,612	$-	$-	$24,700,612

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2017, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended November 30, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive
  Officer/Principal Executive Officer

Date     1/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive
  Officer/Principal Executive Officer

Date     1/23/2018

By (Signature and Title)*    /s/ Cheryl L. King
   Cheryl L. King, Treasurer/Principal Financial Officer

Date     1/23/2018
* Print the name and title of each signing officer under his or her signature.